Financial Instruments and Fair Value Disclosures, Loss on Equity-linked Instruments, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Financial Instruments and Fair Value [Abstract]
Gain/(loss) on equity-linked instruments, net	$ 1,010	$ (537)
Class A Warrants [Member]
Financial Instruments and Fair Value [Abstract]
Gain/(loss) on equity-linked instruments, net	0	(537)
Gain on Settlement of Shares Issued Under SEPA [Member]
Financial Instruments and Fair Value [Abstract]
Gain/(loss) on equity-linked instruments, net	$ 1,010	$ 0